CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ 1,612	$ 221	¥ 6,008	¥ (16,414)
Adjustments to reconcile net (loss)/income to net cash provided/(used in) by operating activities:
Depreciation	4,508	618	5,316	7,513
Amortization	17,192	2,355	20,430	21,094
Provision for/(recovery from) credit losses	5,935	814	(648)	2,539
Goodwill impairment	0		0	4,882
Deferred income taxes	(13,670)	(1,873)	(6,093)	(5,209)
Share-based compensation			(495)	19,762
Gain on disposals of intangible assets	(75,220)	(10,305)	(22,317)	(13,975)
Changes in fair value of short-term investments	6,308	864	(5,507)	41,845
Others	1,167	159	1,128	(318)
Changes in operating assets and liabilities:
Amounts due from a related party	253	35	3,623
Amounts due to related parties	1,350	185		(245)
Accounts receivable	179,900	24,646	19,701	13,098
Prepayments and other current assets	4,039	553	(42,379)	(5,929)
Other non-current assets	(16,699)	(2,288)	2,426	20,285
Accounts payable	(108,322)	(14,840)	(39,182)	(40,803)
Accrued expenses and other current liabilities	(36,026)	(4,936)	(24,605)	4,535
Right-of-use assets	1,570	216	(655)	2,402
Lease liabilities	(887)	(122)	961	(2,363)
Income taxes payable	4,057	556	(2,326)	5,847
Other non-current liabilities	8,195	1,123	(12,668)	16,177
Net cash provided by/(used in) operating activities	(14,738)	(2,019)	(97,282)	74,723
Cash flows from investing activities
Purchase of short-term investments	(530)	(73)	(70,010)	(1,549,680)
Proceeds from sales of short-term investments	530	73	72,510	1,616,728
Proceeds from disposal of short-term investments	863	118	1,419	5,582
Acquisitions of businesses, net of cash acquired				(5,010)
Purchase of property and equipment	(924)	(127)	(142)	(4,659)
Acquisitions of intangible assets	(6,181)	(847)	(32,684)	(8,089)
Proceeds from disposals of intangible assets	5,782	792	46,824	20,818
Other investing activities	1,394	191	467	1,521
Net cash provided by investing activities	934	127	18,384	77,211
Cash flows from financing activities
Proceeds from short-term debt	593,333	81,286	271,463	473,486
Repayments of short-term debt	(573,232)	(78,532)	(246,544)	(552,510)
Repayments of long-term debt	(1,923)	(263)	(698)	(3,116)
Proceeds from issuance ordinary shares	14,240	1,951
Net cash (used in)/provided by financing activities	32,418	4,442	24,221	(82,140)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	48	7	110	321
Net increase/(decrease) in cash, cash equivalents and restricted cash	18,662	2,557	(54,567)	70,115
Cash, cash equivalents and restricted cash, at the beginning of year	46,456	6,364	101,023	30,908
Cash, cash equivalents and restricted cash, at the end of year	65,118	8,921	46,456	101,023
Supplemental disclosures of cash flow information:
Interest paid	2,786	382	3,167	5,723
Income tax paid	428	59	2,807	4,188
Operating lease liabilities arising from obtaining right-of-use assets	¥ 4,235	$ 580	¥ 4,970	¥ 5,539